CAPITAL SECURITIES - Cash Flows from Financing Activities from Capital Securities (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Capital Securities [Roll Forward]
Capital securities, beginning of period	$ 2,835
Capital securities redeemed	(12)
Non-cash changes on capital securities
Fair value changes	82
Foreign currency translation and other	(6)
Assumed from/Issued in asset acquisition	180
Capital securities, end of period	$ 3,079